UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Aurora Horizons Fund
Consolidated Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.17%

Aerospace & Defense - 3.37%
B/E Aerospace, Inc. (b)	11,420	$889,275
Boeing Co. (e)	7,570	1,017,105
CAE, Inc. (a)	88,563	1,172,579
Honeywell International, Inc. (e)	1,700	168,419
L-3 Communications Holdings, Inc.	4,100	510,860
Rolls-Royce Holdings PLC (a)(b)	25,233	332,065
Spirit AeroSystems Holdings, Inc. (b)	900	38,799
Textron, Inc.	1,500	64,980
Triumph Group, Inc. (e)	37,710	2,566,543
Zodiac Aerospace (a)	4,450	147,465
		6,908,090

Air Freight & Logistics - 0.54%
Expeditors International of Washington, Inc. (g)	11,620	544,049
FedEx Corp. (e)	1,200	213,816
United Parcel Service, Inc. (g)	3,095	340,202
		1,098,067

Airlines - 0.82%
Alaska Air Group, Inc.	1,100	64,933
American Airlines Group, Inc.	18,047	875,821
Delta Air Lines, Inc.	6,375	297,521
Southwest Airlines Co. (e)	3,100	129,642
United Continental Holdings, Inc. (b)	5,195	318,090
		1,686,007

Auto Components - 2.03%
American Axle & Manufacturing Holdings, Inc. (b)	52,956	1,130,081
Delphi Automotive PLC (a)(e)	1,600	116,720
Faurecia (a)	15,048	552,271
Goodyear Tire & Rubber Co. (e)	47,025	1,288,955
Koito Manufacturing Co. Ltd. (a)	30,300	950,743
Lear Corp. (e)	1,200	115,092
		4,153,862

Automobiles - 0.82%
Ford Motor Co.	85,936	1,351,773
General Motors Co.	9,910	331,292
		1,683,065

Banks - 2.29%
Bank of America Corp.	50,710	864,099
BB&T Corp.	14,000	526,260
CIT Group, Inc.	1,200	58,560
Citigroup, Inc. (e)	7,600	410,172

JPMorgan Chase & Co.	16,025	964,064
Keycorp (e)	52,400	707,400
Regions Financial Corp.	13,900	139,973
SunTrust Banks, Inc.	1,200	47,148
Wells Fargo & Co. (g)	17,780	968,654
		4,686,330

Beverages - 1.84%
Anheuser Busch InBev NV - ADR	11,841	1,385,278
Coca Cola Enterprises, Inc. (e)	10,900	478,946
Coca-Cola Co.	12,055	540,426
Molson Coors Brewing Co. (e)	17,203	1,330,652
PepsiCo, Inc. (e)	400	40,040
		3,775,342

Capital Markets - 1.96%
Bank of New York Mellon Corp. (g)	23,815	953,314
Charles Schwab Corp. (e)	15,100	427,632
E*Trade Financial Corp. (b)(e)	9,700	221,257
GAM Holding AG (a)	67,232	1,189,824
Northern Trust Corp. (e)	13,400	907,582
T Rowe Price Group, Inc. (e)	3,700	308,839
		4,008,448

Chemicals - 4.34%
Air Products & Chemicals, Inc.	12,294	1,768,246
Air Water, Inc. (a)	28,821	467,584
Akzo Nobel NV (a)	22,388	1,546,707
Arkema SA (a)	6,600	449,077
Cytec Industries, Inc.	18,035	867,483
Dow Chemical Co.	21,459	1,044,410
Eastman Chemical Co. (e)	6,900	572,148
Kuraray Co. Ltd. (a)	56,100	682,850
Monsanto Co. (e)	5,000	599,550
Taminco Corp. (b)	32,452	840,831
Westlake Chemical Corp.	800	50,880
		8,889,766

Commercial Services & Supplies - 1.12%
Pitney Bowes, Inc.	300	7,386
Secom Co. Ltd. (a)	18,200	1,052,308
Tyco International PLC (a)	28,980	1,243,242
		2,302,936

Construction & Engineering - 0.30%
Quanta Services, Inc. (b)(e)	20,250	617,625

Construction Materials - 0.15%
Martin Marietta Materials, Inc. (e)	2,600	312,104

Consumer Finance - 0.31%
Ally Financial, Inc. (b)	1,500	35,670
American Express Co. (g)	6,025	556,831
Santander Consumer USA Holdings, Inc. (e)	1,800	33,462
		625,963

Containers & Packaging - 1.48%
Owens-Illinois, Inc. (b)(e)	110,705	2,838,476
Packaging Corp. of America	100	7,428
Sealed Air Corp.	4,700	185,791
		3,031,695

Diversified Financial Services - 3.49%
AerCap Holdings NV (a)(b)	500	22,155
ASX Ltd. (a)	35,354	1,082,974
Berkshire Hathaway, Inc. (b)(e)(g)	11,910	1,770,898
Far East Horizon Ltd. (a)	1,402,267	1,305,486
First Pacific Co. Ltd. (a)	1,034,122	1,090,760
Leucadia National Corp. (e)	43,740	1,011,706
Rescap Liquidating Trust	36,528	582,621
Voya Financial, Inc. (e)	6,634	277,832
		7,144,432

Diversified Telecommunication Services - 0.09%
Verizon Communications, Inc.	3,741	189,257

Electric Utilities - 0.50%
American Electric Power Co., Inc. (e)	3,000	172,650
NextEra Energy, Inc. (e)	8,100	845,559
		1,018,209

Electrical Equipment - 0.81%
General Cable Corp.	89,149	1,226,690
OSRAM Licht AG (a)(b)	10,479	435,208
		1,661,898

Electronic Equipment, Instruments & Components - 0.33%
Arrow Electronics, Inc. (b)	100	5,844
Corning, Inc. (g)	32,355	680,102
		685,946

Energy Equipment & Services - 3.80%
Baker Hughes, Inc. (e)	46,835	2,669,595
Cameron International Corp. (b)(e)	27,848	1,428,045
Ensco PLC (a)(g)	16,950	572,910
Halliburton Co. (e)	1,200	50,640
John Wood Group PLC (a)	79,305	732,723
Nabors Industries Ltd. (a)	1,400	18,368
National Oilwell Varco, Inc.	7,415	497,102
Oil States International, Inc. (b)(e)	24,766	1,234,585
Technip SA (a)	8,777	570,792
Weatherford International PLC (a)(b)	1,400	18,340
		7,793,100

Food & Staples Retailing - 1.72%
CVS Caremark Corp. (e)(g)	12,650	1,155,704
Kroger Co.	1,700	101,728
Walgreen Co. (g)	18,085	1,240,812
Wal-Mart Stores, Inc. (e)	11,620	1,017,215
		3,515,459

Food Products - 2.90%
Archer-Daniels-Midland Co. (e)	3,900	205,452
Aryzta AG (a)	12,858	1,025,979
Campbell Soup Co. (e)	4,900	221,872
Hershey Co. (e)	2,100	210,588
Ingredion, Inc. (e)	1,300	108,199
Kerry Group PLC (a)	14,633	1,086,089
Mead Johnson Nutrition Co.	8,763	909,950
Nutreco NV (a)	26,993	1,543,469
Tyson Foods, Inc. (e)	9,300	393,762
WhiteWave Foods Co. (b)(e)	6,700	245,421
		5,950,781

Gas Utilities - 0.51%
Rubis SCA (a)	17,723	1,039,522

Health Care Equipment & Supplies - 0.81%
Abbott Laboratories (g)	6,180	275,072
BioMerieux (a)	9,541	1,004,865
Covidien PLC (a)	2,532	255,732
Medtronic, Inc.	1,640	121,147
		1,656,816

Health Care Providers & Services - 2.33%
Aetna, Inc. (e)	1,700	148,308
Cigna Corp.	1,000	102,890
Community Health Systems, Inc. (b)	200	9,416
Fresenius SE & KGaA (a)	20,006	1,084,495
HCA Holdings, Inc. (b)	1,000	69,690
Orpea (a)	15,652	985,974
Sonic Healthcare Ltd. (a)	64,504	957,766
UDG Healthcare PLC (a)	211,545	1,221,621
Universal Health Services, Inc.	500	52,310
WellPoint, Inc. (e)	1,100	140,701
		4,773,171

Hotels, Restaurants & Leisure - 0.79%
Carnival Corp. (a)	500	22,080
Hilton Worldwide Holdings, Inc. (b)(e)	10,400	272,688
Hotel Shilla Co. Ltd. (a)	11,720	946,739
McDonald's Corp.	1,000	96,810
MGM Resorts International (b)	12,200	278,282
		1,616,599

Household Durables - 1.50%
Harman International Industries, Inc. (e)	24,825	2,694,257
Jarden Corp. (b)(e)	8,400	370,860
		3,065,117

Independent Power and Renewable Electricity Producers - 0.36%
Calpine Corp. (b)(e)	11,300	259,448
NRG Energy, Inc.	15,200	475,152
		734,600

Industrial Conglomerates - 1.08%
Danaher Corp.	13,732	1,147,446
DCC PLC (a)	19,335	1,075,475
		2,222,921

Insurance - 1.04%
American International Group, Inc. (g)	24,800	1,359,040
Hartford Financial Services Group, Inc.	1,300	53,690
Lincoln National Corp.	1,400	79,282
MetLife, Inc.	700	38,927
PartnerRe Ltd (a)(e)	1,900	221,369
Prudential Financial, Inc. (e)	1,500	127,470
Reinsurance Group of America, Inc. (e)	1,900	162,868
Unum Group	2,800	93,016
		2,135,662

Internet Software & Services - 2.45%
Alibaba Group Holding Ltd. (b) - ADR	15,071	1,682,527
Google, Inc. - Class C (b)	440	238,405
Google, Inc. - Class A (b)(g)	440	241,595
Open Text Corp. (a)	20,296	1,201,608
Spark Networks, Inc. (b)	27,570	106,420
Yahoo!, Inc. (b)	30,021	1,553,287
		5,023,842

IT Services - 1.81%
Accenture PLC (a)(e)(g)	9,850	850,351
Amdocs Ltd. (a)	1,700	82,866
AtoS (a)	8,243	585,572
Computer Sciences Corp. (e)	1,700	107,746
Global Payments, Inc.	1,500	129,540
Itochu Techno-Solutions Corp. (a)	20,200	789,521
Nomura Research Institute Ltd. (a)	32,851	1,023,870
Western Union Co.	4,800	89,184
Xerox Corp.	4,300	60,028
		3,718,678

Leisure Products - 0.24%
Hasbro, Inc. (e)	8,200	485,440

Machinery - 2.61%
Cummins, Inc.	200	29,124
Harsco Corp.	48,484	938,650
Kurita Water Industries Ltd. (a)	29,600	614,366
Spirax-Sarco Engineering PLC (a)	21,229	946,717
Sulzer AG (a)	5,580	623,112
Terex Corp.	43,897	1,259,844
Trinity Industries, Inc. (e)	6,800	218,008
Valmont Industries, Inc.	3,270	442,169
WABCO Holdings, Inc. (b)	2,800	287,336
		5,359,326

Media - 3.23%
CBS Corp.	9,820	538,922
Comcast Corp. - Class A Special	1,500	85,215
Comcast Corp. - Class A	18,517	1,056,210
DISH Network Corp. (b)(e)	24,606	1,953,962
Gannett Co., Inc.	1,000	32,550
Liberty Global PLC - Class A (a)(b)	3,887	202,085
Liberty Global PLC - Class C (a)(b)	10,631	530,699
Time Warner Cable, Inc. (e)	3,300	492,624
Time Warner, Inc. (e)	3,600	306,432
Viacom, Inc.	12,070	912,854
Walt Disney Co. (g)	5,445	503,717
		6,615,270

Metals & Mining - 0.13%
Alcoa, Inc.	5,400	93,366
Freeport-McMoRan, Inc.	1,600	42,960
Nucor Corp. (e)	2,000	107,260
Steel Dynamics, Inc.	200	4,508
United States Steel Corp.	400	13,340
		261,434

Multiline Retail - 2.59%
Dollar General Corp. (b)(e)	27,725	1,850,366
Family Dollar Stores, Inc.	7,979	630,740
Kohl's Corp. (e)(g)	30,285	1,805,592
Target Corp. (g)	13,820	1,022,680
		5,309,378

Multi-Utilities - 0.86%
Dominion Resources, Inc. (e)	12,500	906,875
Sempra Energy (e)	7,700	860,321
		1,767,196

Oil, Gas & Consumable Fuels - 1.00%
Apache Corp. (e)	3,500	224,315
Cheniere Energy, Inc. (b)(g)	8,724	575,697
Devon Energy Corp. (e)	1,900	112,043
Hess Corp. (e)	1,350	98,455
Kinder Morgan, Inc. (e)	15,200	628,520
Marathon Petroleum Corp.	800	72,072
Phillips 66	200	14,604
Tesoro Corp.	800	61,296

Valero Energy Corp. (e)	700	34,027
Williams Companies, Inc. (e)	4,250	219,938
		2,040,967

Pharmaceuticals - 2.42%
AbbVie, Inc.	1,500	103,800
Actavis PLC (a)(b)	7,636	2,066,378
Allergan, Inc.	9,103	1,947,041
Mallinckrodt PLC (a)(b)	200	18,444
Merck & Co, Inc.	1,500	90,600
Salix Pharmaceuticals, Inc. (b)	3,782	388,373
Zoetis, Inc.	7,873	353,734
		4,968,370

Professional Services - 0.66%
ManpowerGroup, Inc.	1,100	73,546
Robert Half International, Inc.	3,470	197,061
Teleperformance (a)	15,482	1,080,955
		1,351,562

Real Estate Management & Development - 0.07%
Jones Lang LaSalle, Inc. (e)	1,000	145,660

Road & Rail - 0.37%
Hertz Global Holdings, Inc. (b)	32,238	765,330

Semiconductors & Semiconductor Equipment - 0.80%
Freescale Semiconductor Ltd. (a)(b)(e)	6,300	136,647
Intel Corp. (e)	3,200	119,200
Micron Technology, Inc. (b)	800	28,760
NVIDIA Corp.	1,500	31,455
NXP Semiconductors NV (a)(b)(e)	17,091	1,329,851
		1,645,913

Software - 0.11%
Activision Blizzard, Inc.	2,800	60,620
Electronic Arts, Inc. (b)	1,100	48,323
Microsoft Corp. (e)	2,400	114,744
Vringo, Inc. (b)	6,347	6,168
		229,855

Specialty Retail - 1.04%
Advance Auto Parts, Inc. (e)	1,100	161,788
Bed Bath & Beyond, Inc. (b)(e)(g)	15,875	1,164,749
Best Buy Co., Inc.	400	15,764
CarMax, Inc. (b)(g)	13,305	758,119
Lowe's Companies, Inc. (e)	400	25,532
		2,125,952

Technology Hardware, Storage & Peripherals - 1.13%
Apple, Inc. (e)(g)	13,595	1,616,853

EMC Corp. (e)	16,300	494,705
Hewlett-Packard Co.	1,900	74,214
Seagate Technology PLC (a)	600	39,666
Western Digital Corp.	900	92,943
		2,318,381

Textiles, Apparel & Luxury Goods - 0.22%
Coach, Inc. (g)	12,320	457,318

Thrifts & Mortgage Finance - 0.28%
Ocwen Financial Corp. (b)	25,275	579,809

Transportation Infrastructure - 0.50%
SATS Ltd. (a)	452,163	1,015,863

Wireless Telecommunication Services - 0.22%
Tim Participacoes SA - ADR	18,469	449,720

TOTAL COMMON STOCKS (Cost $126,923,430)		135,618,054

REAL ESTATE INVESTMENT TRUSTS - 0.03%
Real Estate Investment Trusts - 0.03%
The Macerich Co.	824	65,162
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $62,536)		65,162

	Principal
	Amount
CORPORATE BONDS - 9.45%
Aerospace & Defense - 0.11%
Northrop Grumman Corp.
4.750%, 06/01/2043	202,000	216,724

Air Freight & Logistics - 0.22%
FedEx Corp.
5.100%, 01/15/2044	404,000	452,757

Auto Components - 0.06%
Lear Corp.
5.250%, 01/15/2025	121,000	121,605

Automobiles - 0.51%
General Motors Co.
6.250%, 10/02/2043	888,000	1,036,740

Beverages - 0.28%
Diageo Capital PLC
3.875%, 04/29/2043 (a)	404,000	389,894
Heineken NV
4.000%, 10/01/2042 (a)(h)	202,000	192,160
		582,054

Biotechnology - 0.13%
Amgen, Inc.
5.375%, 05/15/2043	233,000	263,883

Captial Markets - 0.11%
Ardagh Packaging Finance PLC
6.000%, 06/30/2021 (a)(h)	233,000	231,253

Chemicals - 0.73%
Eastman Chemical Co.
4.650%, 10/15/2044	341,000	346,831
Hexion US Finance Corp.
8.875%, 02/01/2018	395,000	374,263
6.625%, 04/15/2020	430,000	418,175
9.000%, 11/15/2020	440,000	363,000
		1,502,269

Containers & Packaging - 0.06%
Ardagh Finance Holdings SA
8.375%, 06/15/2019 (a)	100,000	128,076

Distributors - 0.10%
HD Supply, Inc.
11.500%, 07/15/2020	180,000	209,475

Diversified Consumer Services - 0.15%
Board of Trustees of The Leland Stanford Junior University
4.249%, 05/01/2054	65,000	68,440
Massachusetts Institute of Technology
4.678%, 07/01/2114	209,000	231,127
		299,567

Diversified Telecommunication - 0.24%
Orange SA
5.500%, 02/06/2044 (a)	439,000	501,791

Food Products - 0.11%
Kraft Foods Group, Inc.
5.000%, 06/04/2042	202,000	219,233

Health and Personal Care Stores - 0.12%
Walgreens Boots Alliance, Inc.
4.800%, 11/18/2044	233,000	246,166

Health Care Equipment & Supplies - 0.12%
Baxter International, Inc.
4.500%, 06/15/2043	233,000	245,493

Health Care Providers & Services - 1.26%
Cardinal Health, Inc.
4.500%, 11/15/2044	465,000	466,242
Children's Hospital Medical Center
4.268%, 05/15/2044	80,000	81,680
Cleveland Clinic Foundation
4.858%, 01/01/2114	102,000	102,615
Dignity Health
5.267%, 11/01/2064	114,000	119,048
Express Scripts Holding Co.
6.125%, 11/15/2041	233,000	293,754
Gentiva Health Services, Inc.
11.500%, 09/01/2018	406,000	433,912
InVentiv Health, Inc.
11.000%, 08/15/2018 (h)	190,000	157,700
11.000%, 08/15/2018 (h)	857,000	715,595
Wellpoint, Inc.
5.100%, 01/15/2044	202,000	220,730
		2,591,276

Hotels, Restaurants & Leisure - 0.24%
Mcdonald's Corp.
3.625%, 05/01/2043	202,000	185,546
Ruby Tuesday, Inc.
7.625%, 05/15/2020	76,000	76,570
Yum Brands, Inc.
5.350%, 11/01/2043	202,000	220,996
		483,112

Internet Software & Services - 0.13%
EarthLink Holdings Corp.
7.375%, 06/01/2020	248,000	259,160

Media - 0.42%
Comcast Corp.
4.750%, 03/01/2044	404,000	446,009
Scripps Networks Interactive, Inc.
2.750%, 11/15/2019	404,000	408,483
		854,492

Multiline Retail - 0.20%
Target Corp.
4.000%, 07/01/2042	404,000	401,740

Newspaper, Periodical, Book, and Directory Publishers - 0.48%
21st Century Fox America, Inc.
4.750%, 09/15/2044 (h)	404,000	431,032
Postmedia Network, Inc.
12.500%, 07/15/2018 (a)	522,000	548,100
		979,132

Oil, Gas & Consumable Fuels - 1.14%
Cimarex Energy Co.
4.375%, 06/01/2024	323,000	319,770
Dynagas Long Partners LP
6.250%, 10/30/2019 (a)	115,000	110,975
Kinder Morgan, Inc.
5.300%, 12/01/2034	698,000	713,404
5.550%, 06/01/2045	465,000	474,268
Midcontinent Express Pipeline LLC
6.700%, 09/15/2019 (h)	140,000	156,800
Whiting Petroleum Corp.
5.000%, 03/15/2019	223,000	217,983
5.750%, 03/15/2021	346,000	350,325
		2,343,525

Personal Products - 0.09%
Avon Products, Inc.
5.000% to 03/15/2015, 5.500% to 3/15/2023	202,000	186,850

Pharmaceuticals - 0.10%
Pfizer, Inc.
4.400%, 05/15/2044	202,000	210,056

Road & Rail - 0.21%
Burlington Northern Santa Fe LLC
4.550%, 09/01/2044	233,000	243,276
CSX Corp.
4.100%, 03/15/2044	202,000	195,833
		439,109

Semiconductors & Semiconductor Equipment - 0.18%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	399,000	373,564

Software - 0.92%
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018	1,332,000	1,358,640
Microsoft Corp.
4.875%, 12/15/2043	233,000	270,849
Oracle Corp.
4.500%, 07/08/2044	233,000	246,955
		1,876,444

Specialty Retail - 0.37%
Chinos Intermediate Holdings A, Inc.
7.750%, 05/01/2019 (h)	809,000	766,528

Textiles, Apparel & Luxury Goods - 0.11%
NIKE, Inc.
3.625%, 05/01/2043	233,000	227,785

Tobacco - 0.11%
Philip Morris International, Inc.
4.875%, 11/15/2043	202,000	220,288

Utilities - 0.07%
Energy Future Intermediate Holding Co. LLC
0.000%, 12/01/2020 (f)	1,450,000	143,187

Wireless Telecommunication Services - 0.26%
Altice Finco SA
8.125%, 01/15/2024 (a)(h)	515,000	531,737

Wireless Telecommunications Carriers (except Satellite) - 0.11%
Wind Acquisition Finance SA
4.750%, 07/15/2020 (a)(h)	231,000	222,915

TOTAL CORPORATE BONDS (Cost $19,337,113)		19,367,986

MUNICIPAL BONDS - 3.04%
Alabama - 0.02%
City of Birmingham, AL
3.375%, 03/01/2032	35,000	34,081

Arizona - 0.38%
La Paz County Industrial Development Authority
7.000%, 03/01/2034	775,000	782,680

Arkansas - 0.04%
Arkansas Technical University
3.625%, 05/01/2039	10,000	9,554
3.625%, 05/01/2039	40,000	38,216
Henderson State University
3.750%, 11/01/2036	30,000	29,384
		77,154

California - 0.29%
Cotati-Rohnert Park Unified School District
4.000%, 08/01/2049	130,000	130,408
Jefferson Elementary School District
4.000%, 09/01/2039	145,000	146,393
Norco Community Redevelopment Agency Successor Agency
3.250%, 03/01/2028	125,000	124,330
Rincon Valley Union School District
3.500%, 08/01/2039	95,000	89,878
San Juan Unified School District
3.000%, 08/01/2027	5,000	5,019
South Tahoe Joint Powers Financing Authority
4.000%, 10/01/2034	95,000	94,996
		591,024

Florida - 0.22%
City of Miami Gardens, FL
5.000%, 07/01/2039	320,000	356,288
St. Johns River Power Park
3.500%, 10/01/2031	60,000	59,022
3.625%, 10/01/2032	30,000	29,785
		445,095

Georgia - 0.04%
Gainesville & Hall County Hospital Authority
4.000%, 08/15/2046	60,000	60,047
Private Colleges & Universities Authority
4.000%, 04/01/2032	10,000	10,124
Richmond County Development Authority
3.125%, 12/15/2030	15,000	14,296
		84,467

Illinois - 0.08%
Cook County Community College District No. 504 Triton
3.500%, 06/01/2033	50,000	48,735
Illinois Finance Authority
4.500%, 11/01/2036	80,000	80,442
Knox & Warren Counties Community Unit School District No. 205
4.250%, 01/01/2043	40,000	40,571
		169,748

Indiana - 0.02%
Indiana Finance Authority
4.250%, 10/01/2034	40,000	39,470

Kansas - 0.08%
Seward County Unified School District No. 480 Liberal
4.250%, 09/01/2039	130,000	135,572
Wyandotte County-Kansas City Unified Government Utility System Revenue
5.000%, 09/01/2044	30,000	33,320
		168,892

Louisiana - 0.01%
Louisiana Local Government Environmental Facilities & Community Development Authority
3.750%, 09/01/2039	30,000	30,145

Maryland - 0.00%
Maryland Health & High Educational Facilities Authority
3.500%, 10/01/2034	10,000	9,887

Michigan - 0.05%
Central Michigan University
3.500%, 10/01/2032	10,000	9,740
City of Calhoun, MI
3.625%, 04/01/2036	30,000	29,977
3.750%, 04/01/2039	35,000	34,998
Paw Paw Public Schools
3.750%, 05/01/2043	35,000	34,697
		109,412

Minnesota - 0.05%
St. Michael-Albertville Independent School District No. 885
3.000%, 02/01/2030	110,000	107,112

Missouri - 0.32%
Health & Educational Facilities Authority of the State of Missouri
4.072%, 10/15/2044	65,000	69,042
4.000%, 11/15/2045	305,000	301,785
Missouri Development Finance Board
3.250%, 10/01/2032	170,000	166,384
4.000%, 11/01/2043	45,000	45,072
Poplar Bluff R-I School District
4.000%, 03/01/2039	70,000	70,861
		653,144

Nebraska - 0.07%
City of Fremont, NE
3.750%, 07/15/2034	40,000	40,564
Platte County School District No. 1 Columbus Public Schools
3.500%, 12/15/2039	105,000	101,758
		142,322

New Jersey - 0.08%
New Jersey Transportation Trust Fund Authority
4.250%, 06/15/2044	160,000	158,403

New Mexico - 0.03%
County of Curry NM
3.500%, 12/01/2034	55,000	53,531

New York - 0.06%
Sales Tax Asset Receivable Corp.
4.000%, 10/15/2032	110,000	119,920

North Carolina - 0.09%
City of Charlotte NC Storm Water Revenue
4.000%, 12/01/2043	175,000	182,927

Ohio - 0.67%
Bethel Local School District
4.000%, 11/01/2051	70,000	70,334
Brunswick City School District
3.500%, 12/01/2029	25,000	24,798
3.750%, 12/01/2031	40,000	40,083
Buckeye Tobacco Settlement Financing Authority
5.125%, 06/01/2024	155,000	131,911
City of Westlake, OH
4.000%, 12/01/2037	40,000	41,096
4.000%, 12/01/2041	40,000	40,693
4.125%, 12/01/2044	65,000	66,580
Cloverleaf Local School District
3.500%, 03/01/2032	70,000	69,817
County of Cuyahoga, OH
3.625%, 12/01/2035	100,000	99,635
County of Franklin, OH
3.750%, 06/01/2033	70,000	73,212
Liberty Center School District
4.125%, 11/01/2051	80,000	80,693
Northwood Local School District
4.000%, 07/15/2051	215,000	214,991
Ohio University
5.590%, 12/01/2114	405,000	421,313
		1,375,156

Oklahoma - 0.05%
Oklahoma Municipal Power Authority
3.625%, 01/01/2038	95,000	93,175

Pennsylvania - 0.03%
Charleroi Borough Authority Water System Revenue
3.750%, 12/01/2038	45,000	45,061
4.000%, 12/01/2040	15,000	15,081
		60,142

Puerto Rico - 0.01%
Puerto Rico Highways & Transportation Authority
5.550%, 07/01/2018	15,000	12,674
5.850%, 07/01/2025	25,000	18,601
		31,275

South Carolina - 0.05%
College of Charleston
3.625%, 04/01/2033	100,000	99,532

Tennessee - 0.05%
Chattanooga-Hamilton County Hospital Authority
4.125%, 10/01/2039	105,000	103,820

Texas - 0.05%
Arlington Higher Education Finance Corp.
4.000%, 08/15/2039	20,000	20,435
Klein Independent School District
4.000%, 02/01/2044	70,000	73,054
		93,489

Utah - 0.02%
Utah State Charter School Finance Authority
4.250%, 10/15/2046	50,000	51,255

Virginia - 0.06%
Virginia Small Business Financing Authority
4.000%, 10/01/2038	115,000	114,645

West Virginia - 0.12%
Concord University
4.000%, 06/01/2035	115,000	115,222
4.000%, 06/01/2039	35,000	34,946
4.000%, 06/01/2044	85,000	84,128
West Virginia University
4.000%, 10/01/2044	20,000	20,556
		254,852
TOTAL MUNICIPAL BONDS (Cost $6,088,926)		6,236,755

BANK LOANS - 0.87%
Clear Channel
6.906%, 01/30/2019	504,000	475,123
Internet Brands
8.500%, 06/27/2022	561,000	550,481
Toys "R" Us
9.750%, 04/09/2020	807,000	747,585
TOTAL BANK LOANS (Cost $1,783,849)		1,773,189

	Shares
INVESTMENT COMPANIES - 0.29%
Blackrock MuniAssets Fund, Inc.	1,313	17,699
Eaton Vance Municipal Income Term Trust	964	16,764
Nuveen Dividend Advantage Municipal Fund 3	22,087	302,592
Nuveen Dividend Advantage Municipal Income Fund	17,935	251,807
TOTAL INVESTMENT COMPANIES (Cost $554,727)		588,862

	Contracts
PURCHASED OPTIONS - 0.77%
Call Options - 0.60%
Baker Hughes, Inc.
Expiration: January 2016, Exercise Price $60.00	8	5,016
Berkshire Hathaway, Inc.
Expiration: January 2015, Exercise Price $75.00	64	472,480
Cadiz, Inc.
Expiration: December 2014, Exercise Price $12.50	33	743
Cheniere Energy, Inc.
Expiration: December 2014, Exercise Price $70.00	48	4,320
Dow Chemical Co.
Expiration: January 2015, Exercise Price $50.00	27	2,754
Ford Motor Co.
Expiration: January 2015, Exercise Price $15.00	164	16,400
General Motors Co.
Expiration: January 2015, Exercise Price $20.00	208	267,280
Home Depot, Inc.
Expiration: December 2014, Exercise Price $100.00	17	1,632
Mcdonald's Corp.
Expiration: January 2015, Exercise Price $95.00	66	21,450
Ryland Group, Inc.
Expiration: January 2015, Exercise Price $42.00	63	3,465
SPDR S&P 500 ETF Trust
Expiration: December 2014, Exercise Price $193.00 (d)	10	14,570
Expiration: January 2015, Exercise Price $186.00	63	136,080
Expiration: January 2015, Exercise Price $205.00	548	242,216
United Parcel Service, Inc.
Expiration: January 2015, Exercise Price $60.00	2	10,040
Valeant Pharmaceuticals International, Inc.
Expiration: December 2014, Exercise Price $135.00	25	28,125
WhiteWave Foods Co.
Expiration: January 2015, Exercise Price $42.50	30	750
		1,227,321
Put Options - 0.17%
American International Group, Inc.
Expiration: May 2015, Exercise Price $52.50	242	46,222
Chipotle Mexican Grill, Inc.
Expiration: January 2015, Exercise Price $540.00	5	375
CurrencyShares Euro Trust
Expiration: January 2015, Exercise Price $120.00 (d)	110	6,930
iShares China Large-Cap ETF
Expiration: January 2015, Exercise Price $35.00 (d)	5	40
iShares MSCI EAFE ETF
Expiration: December 2014, Exercise Price $46.00 (d)	70	35
Expiration: December 2014, Exercise Price $54.00 (d)	70	385
Expiration: January 2015, Exercise Price $50.00 (d)	165	495
Expiration: January 2015, Exercise Price $53.00 (d)	165	1,073
Expiration: January 2015, Exercise Price $60.00 (d)	165	5,775
iShares MSCI Emerging Markets ETF
Expiration: December 2014, Exercise Price $31.00 (d)	70	105
Expiration: December 2014, Exercise Price $37.00 (d)	70	350
Expiration: January 2015, Exercise Price $30.00 (d)	260	650
Expiration: January 2015, Exercise Price $33.00 (d)	260	1,560
Expiration: January 2015, Exercise Price $39.00 (d)	260	9,619

iShares MSCI Germany ETF
Expiration: January 2015, Exercise Price $25.00 (d)	50	250
Expiration: January 2015, Exercise Price $29.00 (d)	10	800
iShares MSCI South Korea Capped ETF
Expiration: January 2015, Exercise Price $54.00 (d)	20	1,300
Expiration: January 2015, Exercise Price $59.00 (d)	7	2,398
iShares Russell 2000 ETF
Expiration: December 2014, Exercise Price $112.00	363	25,410
iShares US Real Estate ETF
Expiration: December 2014, Exercise Price $73.00	484	4,840
Expiration: January 2015, Exercise Price $57.00 (d)	210	630
Expiration: January 2015, Exercise Price $72.00 (d)	210	5,670
PulteGroup, Inc.
Expiration: April 2015, Exercise Price $19.00	40	2,300
Red Hat, Inc.
Expiration: January 2015, Exercise Price $48.00	25	250
S&P 500
Expiration: December 2014, Exercise Price $2,025.00	25	25,000
SPDR Barclays High Yield Bond ETF
Expiration: January 2015, Exercise Price $36.00 (d)	30	150
Expiration: January 2015, Exercise Price $40.00 (d)	10	990
SPDR S&P 500 ETF Trust
Expiration: December 2014, Exercise Price $163.00 (d)	10	40
Expiration: December 2014, Exercise Price $175.00 (d)	250	1,750
Expiration: January 2015, Exercise Price $90.00	902	902
Expiration: January 2015, Exercise Price $130.00	922	922
Expiration: January 2015, Exercise Price $155.00 (d)	275	1,925
Expiration: January 2015, Exercise Price $165.00	365	4,380
Expiration: January 2015, Exercise Price $166.00 (d)	275	3,575
Expiration: January 2015, Exercise Price $186.00	63	3,402
Expiration: January 2015, Exercise Price $192.00	275	24,200
Expiration: January 2015, Exercise Price $192.00	872	76,736
Expiration: January 2015, Exercise Price $200.00	429	81,510
Tenet Healthcare Corp.
Expiration: January 2015, Exercise Price $45.00	17	2,295
Vanguard FTSE Europe ETF
Expiration: December 2014, Exercise Price $54.00 (d)	100	3,000
Whole Foods Market, Inc.
Expiration: January 2015, Exercise Price $45.25	46	1,656
WisdomTree Japan Hedged Equity Fund
Expiration: January 2015, Exercise Price $44.38 (d)	20	170
		350,065
TOTAL PURCHASED OPTIONS (Cost $2,520,979)		1,577,386

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 21.78%
Money Market Funds - 21.78%
Fidelity Institutional Money Market Portfolio, 0.047% (c)(d)(e)	14,482,042	14,482,042
First American Prime Obligations Fund, 0.016% (c)(d)(e)	14,540,510	14,540,510
STIT - Liquid Assets Portfolio, 0.064% (c)(d)(e)	15,611,313	15,611,313
TOTAL SHORT-TERM INVESTMENTS (Cost $44,633,865)		44,633,865

Total Investments (Cost $201,905,425) - 102.40%	209,861,259
Liabilities in Excess of Other Assets - (2.40)%	(4,911,171)
TOTAL NET ASSETS - 100.00%	$204,950,088

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is as of November 30, 2014.
(d)	All or a portion of this security is held by Aurora Horizons Fund CFC Ltd.
(e)
All or a portion of this security is pledged as collateral for securities sold short and derivative instruments including written options, swaps, forwards, futures with an aggregate fair value of $40,278,680.

(f)	Represents a security in default.
(g)	All or a portion of this security may be subject to call options written.
(h)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $3,405,720, represents 1.66% of net assets.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Aurora Horizons Fund
Consolidated Schedule of Securities Sold Short
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS
Aerospace & Defense
TransDigm Group, Inc.	(100)	$(19,779)

Auto Components
Johnson Controls, Inc.	(3,400)	(170,000)

Banks
Bank of America Corp.	(5,500)	(93,720)
Comerica, Inc.	(3,700)	(172,457)
First Republic Bank	(200)	(10,306)
JPMorgan Chase & Co.	(6,800)	(409,088)
PNC Financial Services Group, Inc.	(7,700)	(673,519)
SVB Financial Group	(2,400)	(252,360)
US Bancorp	(14,600)	(645,320)
Wells Fargo & Co.	(8,000)	(435,840)
		(2,692,610)

Beverages
Constellation Brands, Inc.	(500)	(48,200)
Kirin Holdings Co. Ltd. (a)	(34,400)	(441,464)
		(489,664)

Capital Markets
Morgan Stanley	(14,400)	(506,592)
SEI Investments Co.	(1,800)	(71,334)
State Street Corp.	(6,200)	(475,726)
		(1,053,652)

Chemicals
Celanese Corp.	(3,900)	(234,273)
Dow Chemical Co.	(6,200)	(301,754)
EI Du Pont de Nemours & Co.	(5,300)	(378,420)
Sherwin Williams Co.	(1,200)	(293,832)
WR Grace & Co.	(600)	(57,642)
		(1,265,921)

Commercial Services & Supplies
Stericycle, Inc.	(1,800)	(232,056)

Communications Equipment
Cisco Systems, Inc.	(10,600)	(292,984)

Construction & Engineering
Jacobs Engineering Group, Inc.	(7,100)	(329,795)

Construction Materials
Cemex SAB de CV - ADR	(8,600)	(107,586)

Consumer Finance
American Express Co.	(4,400)	(406,648)
Capital One Financial Corp.	(3,100)	(257,920)
Synchrony Financial	(100)	(2,901)
		(667,469)

Distributors
LKQ Corp.	(900)	(26,145)

Diversified Financial Services
MSCI, Inc.	(200)	(9,672)
NASDAQ OMX Group, Inc.	(3,200)	(143,712)
		(153,384)

Diversified Telecommunication Services
Frontier Communications Corp.	(6,900)	(48,645)

Electric Utilities
Exelon Corp.	(7,000)	(253,190)
Southern Co.	(10,200)	(483,786)
		(736,976)

Electrical Equipment
Eaton Corp PLC (a)	(5,600)	(379,848)
Emerson Electric Co.	(3,900)	(248,625)
Rockwell Automation, Inc.	(2,600)	(300,066)
SolarCity Corp.	(100)	(5,500)
		(934,039)

Electronic Equipment, Instruments & Components
Trimble Navigation Ltd.	(1,700)	(47,813)

Food & Staples Retailing
Whole Foods Market, Inc.	(9,131)	(447,693)

Food Products
JM Smucker Co.	(3,100)	(317,967)
McCormick & Co, Inc.	(5,400)	(401,382)
Pilgrim's Pride Corp.	(4,200)	(135,660)
		(855,009)

Health Care Equipment & Supplies
DENTSPLY Internation, Inc.	(2,700)	(148,446)
IDEXX Laboratories, Inc.	(600)	(89,610)
Varian Medical Systems, Inc.	(1,300)	(115,063)
		(353,119)

Health Care Providers & Services
Brookdale Senior Living, Inc.	(3,800)	(134,596)
Henry Schein, Inc.	(800)	(109,760)
		(244,356)

Hotels, Restaurants & Leisure
Marriott International, Inc.	(5,300)	(417,587)
Melco Crown Entainment Ltd. - ADR	(7,100)	(183,748)
		(601,335)

Household Durables
Toll Brothers, Inc.	(3,300)	(115,467)

Household Products
Colgate-Palmolive Co.	(2,800)	(194,852)
Procter & Gamble Co.	(700)	(63,301)
		(258,153)

Independent Power and Renewable Electricity Producers
AES Corp.	(30,200)	(418,874)

Industrial Conglomerates
Danaher Corp.	(3,200)	(267,392)
Roper Industries, Inc.	(1,000)	(157,820)
		(425,212)

Insurance
Willis Group Holdings PLC (a)	(2,000)	(85,420)

Internet & Catalog Retail
Amazon.com, Inc.	(100)	(33,864)
TripAdvisor, Inc.	(500)	(36,825)
		(70,689)

Internet Software & Services
eBay, Inc.	(1,700)	(93,296)
Twitter, Inc.	(100)	(4,174)
		(97,470)

IT Services
Visa, Inc.	(1,100)	(284,009)

Machinery
Caterpillar, Inc.	(1,600)	(160,960)
Colfax Corp.	(1,600)	(82,448)
Deere & Co.	(3,000)	(259,860)
Illinois Tool Works, Inc.	(2,800)	(265,804)
Lincoln Electric Holdings, Inc.	(8,432)	(607,441)
PACCAR, Inc.	(4,100)	(274,782)
Parker Hannifin Corp.	(3,600)	(464,508)
		(2,115,803)

Media
Charter Communications, Inc.	(1,600)	(271,520)
Liberty Media Corp.	(3,800)	(139,726)
News Corp.	(29,800)	(462,496)
Scripps Networks Interactive, Inc.	(1,400)	(109,438)
Tribune Media Co.	(300)	(20,388)
		(1,003,568)

Metals & Mining
Rio Tinto PLC - ADR	(3,900)	(181,740)
Vale S A - ADR	(25,700)	(231,557)
		(413,297)

Multi-Utilities
Wisconsin Energy Corp.	(8,700)	(429,780)

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	(700)	(46,193)
Encana Corp. (a)	(9,400)	(148,332)
EQT Corp.	(3,700)	(336,626)
ONEOK, Inc.	(3,000)	(162,480)
Pioneer Natural Resources Co.	(300)	(42,969)
Range Resources Corp.	(4,400)	(288,860)
Spectra Energy Corp.	(8,200)	(310,616)
		(1,336,076)

Pharmaceuticals
Salix Pharmaceuticals, Inc.	(300)	(30,807)
Zoetis, Inc.	(200)	(8,986)
		(39,793)

Professional Services
Verisk Analytics, Inc.	(1,400)	(86,772)

Road & Rail
Hertz Global Holdings, Inc.	(1,400)	(33,236)

Semiconductors & Semiconductor Equipment
ARM Holdings PLC - ADR	(400)	(17,136)
Avago Technologies Ltd.	(2,700)	(252,180)
		(269,316)

Software
Adobe Systems, Inc.	(700)	(51,576)
ANSYS, Inc.	(1,100)	(91,872)
Autodesk, Inc.	(500)	(31,000)
Concur Technologies, Inc.	(300)	(38,643)
NetSuite, Inc.	(400)	(42,300)
Workday, Inc.	(2,000)	(174,100)
		(429,491)

Specialty Retail
Autozone, Inc.	(100)	(57,771)
CarMax, Inc.	(5,300)	(301,994)
Tiffany & Co.	(800)	(86,336)
		(446,101)

Technology Hardware, Storage & Peripherals
NetApp, Inc.	(6,900)	(293,595)
Stratasys Ltd. (a)	(200)	(20,394)
		(313,989)

Textiles, Apparel & Luxury Goods
lululemon athletica, Inc.	(100)	(4,819)
Ralph Lauren Corp.	(1,500)	(277,350)
Under Armour, Inc.	(2,100)	(152,229)
		(434,398)

Tobacco
Altria Group, Inc.	(9,100)	(457,366)
Philip Morris International, Inc.	(4,500)	(391,185)
		(848,551)

Trading Companies & Distributors
Fastenal Co.	(2,200)	(99,440)
ITOCHU Corp. (a)	(37,100)	(426,893)
WW Grainger, Inc.	(200)	(49,136)
		(575,469)

Wireless Telecommunication Services
SBA Communications Corp.	(1,100)	(133,837)
Sprint Corp.	(5,700)	(29,184)
		(163,021)
TOTAL COMMON STOCKS (Proceeds $22,109,851)		(22,463,985)

EXCHANGE-TRADED FUNDS
Consumer Discretionary Select Sector SPDR Fund	(2,600)	(186,706)
Consumer Staples Select Sector SPDR Fund	(9,400)	(463,420)
Energy Select Sector SPDR Fund	(5,500)	(439,010)

Financial Select Sector SPDR Fund	(11,400)	(278,160)
Health Care Select Sector SPDR Fund	(2,900)	(201,811)
Industrial Select Sector SPDR Fund	(4,000)	(227,640)
iShares iBoxx High Yield Corporate Bond ETF	(20,182)	(1,839,186)
Materials Select Sector SPDR Fund	(3,900)	(191,724)
Nomura ETF (a)	(3,622)	(543,384)
SPDR S&P 500 ETF Trust	(33,729)	(6,988,649)
SPDR S&P MidCap 400 ETF Trust	(15,769)	(4,145,986)
Technology Select Sector SPDR Fund	(2,600)	(110,474)
Utilities Select Sector SPDR Fund	(11,800)	(542,800)
Vanguard Energy ETF	(17,481)	(1,997,029)
Vanguard FTSE Europe ETF	(33,794)	(1,868,470)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $19,753,613)		(20,024,449)

	Principal
	Amount
CORPORATE BONDS
Hertz Corp.
6.250%, 10/15/2022	(121,000)	(123,117)
TOTAL CORPORATE BONDS (Proceeds $120,395)		(123,117)

US GOVERNMENT NOTES/BONDS
United States Treasury Bonds
3.125%, 08/15/2044	(7,556,000)	(7,865,328)

United States Treasury Notes
1.500%, 10/31/2019	(578,000)	(578,000)
2.000%, 10/31/2021	(290,000)	(291,858)
2.250%, 11/15/2024	(237,000)	(238,203)
TOTAL US GOVERNMENT NOTES/BONDS (Proceeds $8,805,750)		(8,973,389)

Total Securities Sold Short (Proceeds $50,789,609)		$(51,584,940)

ADR - American Depository Receipt
(a)	Foreign issued security.

Aurora Horizons Fund
Consolidated Schedule of Options Written
November 30, 2014 (Unaudited)
	Contracts	Value
CALL OPTIONS
Abbott Laboratories
Expiration: January 2015, Exercise Price $42.00	(61)	$(17,415)
Accenture PLC
Expiration: January 2015, Exercise Price $87.50	(47)	(7,285)
American Express Co.
Expiration: January 2015, Exercise Price $97.50	(31)	(1,441)
American International Group, Inc.
Expiration: January 2016, Exercise Price $65.00	(42)	(5,943)
Apple, Inc.
Expiration: January 2015, Exercise Price $89.29	(5)	(14,900)
Expiration: January 2015, Exercise Price $95.00	(23)	(55,315)
Bank of New York Mellon Corp.
Expiration: January 2015, Exercise Price $40.00	(114)	(12,369)
Bed Bath & Beyond, Inc.
Expiration: January 2015, Exercise Price $75.00	(66)	(13,200)
Berkshire Hathaway, Inc.
Expiration: January 2015, Exercise Price $125.00	(91)	(224,315)
CarMax, Inc.
Expiration: January 2015, Exercise Price $50.00	(58)	(44,080)
Cheniere Energy, Inc.
Expiration: December 2014, Exercise Price $85.00	(36)	(36)
Coach, Inc.
Expiration: January 2015, Exercise Price $62.50	(48)	(120)
Corning, Inc.
Expiration: January 2015, Exercise Price $22.00	(155)	(3,565)
CVS Caremark Corp.
Expiration: January 2015, Exercise Price $75.00	(60)	(102,300)
Ensco PLC
Expiration: January 2016, Exercise Price $40.00	(41)	(8,200)
Expeditors International of Washington, Inc.
Expiration: January 2015, Exercise Price $47.50	(57)	(6,327)
Google, Inc.
Expiration: January 2015, Exercise Price $1,230.00	(2)	(220)
Kohl's Corp.
Expiration: January 2016, Exercise Price $65.00	(40)	(13,200)
SPDR S&P 500 ETF Trust
Expiration: December 2014, Exercise Price $187.00 (a)	(5)	(10,230)
Expiration: January 2015, Exercise Price $192.00	(731)	(1,136,705)
Target Corp.
Expiration: January 2015, Exercise Price $65.00	(17)	(15,003)
Expiration: January 2015, Exercise Price $70.00	(33)	(14,520)
United Parcel Service, Inc.
Expiration: January 2015, Exercise Price $110.00	(14)	(3,570)
Walgreen Co.
Expiration: January 2015, Exercise Price $65.00	(88)	(40,216)
Walt Disney Co.

Expiration: January 2015, Exercise Price $85.00	(24)	(17,976)
Wells Fargo & Co.
Expiration: January 2015, Exercise Price $50.00	(76)	(35,340)
Whole Foods Market, Inc.
Expiration: January 2015, Exercise Price $60.00	(46)	(253)
		(1,804,044)
PUT OPTIONS
Accenture PLC
Expiration: January 2015, Exercise Price $72.50	(47)	(705)
American International Group, Inc.
Expiration: January 2016, Exercise Price $50.00	(42)	(12,054)
Expiration: January 2017, Exercise Price $40.00	(121)	(21,175)
Bank of America Corp.
Expiration: January 2016, Exercise Price $15.00	(220)	(20,680)
Bed Bath & Beyond, Inc.
Expiration: January 2015, Exercise Price $60.00	(66)	(1,122)
Boeing Co.
Expiration: January 2015, Exercise Price $135.00	(33)	(11,385)
Expiration: January 2016, Exercise Price $110.00	(36)	(13,716)
Chipotle Mexican Grill, Inc.
Expiration: January 2015, Exercise Price $490.00	(5)	(112)
Coach, Inc.
Expiration: January 2015, Exercise Price $45.00	(55)	(44,770)
Ensco PLC
Expiration: January 2016, Exercise Price $35.00	(41)	(30,463)
Expeditors International of Washington, Inc.
Expiration: January 2015, Exercise Price $37.50	(57)	(143)
General Motors Co.
Expiration: January 2015, Exercise Price $35.00	(125)	(28,875)
Google, Inc.
Expiration: January 2016, Exercise Price $470.00	(4)	(9,360)
Halliburton Co.
Expiration: January 2016, Exercise Price $45.00	(46)	(35,880)
Hertz Global Holdings, Inc.
Expiration: January 2015, Exercise Price $22.00	(208)	(16,640)
iShares MSCI EAFE ETF
Expiration: December 2014, Exercise Price $50.00 (a)	(70)	(490)
Expiration: January 2015, Exercise Price $56.00 (a)	(165)	(2,063)
iShares MSCI Emerging Markets ETF
Expiration: December 2014, Exercise Price $34.00 (a)	(70)	(140)
Expiration: January 2015, Exercise Price $36.00 (a)	(260)	(2,990)
iShares MSCI Germany ETF
Expiration: January 2015, Exercise Price $28.00 (a)	(25)	(1,050)
iShares MSCI South Korea Capped ETF
Expiration: January 2015, Exercise Price $58.00 (a)	(10)	(2,640)
iShares Russell 2000 ETF
Expiration: December 2014, Exercise Price $116.00	(121)	(20,328)
iShares US Real Estate ETF
Expiration: December 2014, Exercise Price $76.00	(161)	(5,152)
Expiration: January 2015, Exercise Price $67.00 (a)	(210)	(3,150)
JPMorgan Chase & Co.
Expiration: January 2015, Exercise Price $52.50	(77)	(1,309)

Kohl's Corp.
Expiration: January 2016, Exercise Price $45.00	(31)	(5,348)
Expiration: January 2016, Exercise Price $50.00	(40)	(12,080)
Microsoft Corp.
Expiration: January 2015, Exercise Price $37.00	(129)	(516)
National Oilwell Varco, Inc.
Expiration: January 2016, Exercise Price $60.00	(32)	(19,520)
Sirius XM Holdings, Inc.
Expiration: January 2015, Exercise Price $3.50	(1,801)	(12,607)
SPDR Barclays High Yield Bond ETF
Expiration: January 2015, Exercise Price $39.00 (a)	(15)	(690)
SPDR S&P 500 ETF Trust
Expiration: December 2014, Exercise Price $160.00 (a)	(250)	(500)
Expiration: January 2015, Exercise Price $146.00	(1,037)	(5,185)
Expiration: January 2015, Exercise Price $185.00	(429)	(21,450)
Expiration: January 2015, Exercise Price $185.00 (a)	(275)	(13,750)
Sprint Corp.
Expiration: January 2016, Exercise Price $5.00	(123)	(11,931)
Target Corp.
Expiration: January 2015, Exercise Price $55.00	(65)	(325)
Time Warner, Inc.
Expiration: January 2016, Exercise Price $72.50	(17)	(5,780)
USG Corp.
Expiration: January 2015, Exercise Price $27.00	(52)	(2,340)
Vanguard FTSE Europe ETF
Expiration: December 2014, Exercise Price $50.00 (a)	(100)	(750)
Viacom, Inc.
Expiration: January 2016, Exercise Price $60.00	(14)	(3,430)
Walgreen Co.
Expiration: January 2015, Exercise Price $52.50	(88)	(440)
WisdomTree Japan Hedged Equity Fund
Expiration: January 2015, Exercise Price $49.38 (a)	(10)	(330)
		(403,364)
Total Options Written (Premiums Received $1,828,570)		$(2,207,408)

(a)	All or a portion of this security is held by Aurora Horizons Fund CFC Ltd.

Aurora Horizons Fund
Consolidated Schedule of Open Futures Contracts
November 30, 2014 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
10 Year Commonwealth Treasury Bond Future Contract (a)	18	$1,918,523	Dec-14	$62,666
90 Day Euro Future (a)	148	146,557,000	Mar-16	20,894
CAC 40 10 Euro Future (a)	4	218,003	Dec-14	2,607
Cocoa Future (a)	9	266,542	Mar-15	2,465
Coffee "C" Future (a)	3	210,881	Mar-15	(8,764)
E-mini S&P 500 Future (a)	7	723,205	Dec-14	35,254
E-mini DJIA Future (a)	21	1,870,260	Dec-14	80,466
Euro STOXX 50 Future (a)	17	685,741	Dec-14	20,723
Euro-Bund Future (a)	12	2,280,748	Dec-14	26,438
Hang Seng Index Future (a)	4	618,420	Dec-14	52
Long Gilt Future (a)	2	367,198	Mar-15	3,872
NASDAQ 100 E-Mini Future (a)	15	1,301,475	Dec-14	71,617
Primary Aluminum Future (a)	3	150,712	Dec-14	(3,651)
Russell 2000 Mini Index Future (a)	5	585,800	Dec-14	1,391
SGX Japanese Government Bond Future (a)	34	4,208,365	Dec-14	26,695
SGX Nikkei 225 Future (a)	14	1,028,345	Dec-14	91,535
Three Month Euro Euribor Interest Rate Future (a)	81	25,153,551	Mar-16	11,171
Three Month Sterling Interest Rate Future (a)	121	23,386,815	Mar-16	118,702
Tokyo Price Index Future (a)	9	1,069,326	Dec-14	49,609
U.S. Treasury Long Bond Futures (a)	25	3,565,625	Mar-15	51,338
Total Futures Contracts Purchased		$216,166,535		$665,080

Brent Crude Future (a)	(11)	(771,650)	Jan-15	163,274
CBT Wheat Future (a)	(5)	(144,625)	Mar-15	(9,076)
CME Ultra Long Term U.S. Treasury Bond Future	(18)	(2,895,750)	Dec-14	(77,875)
Corn Future - No. 2 Yellow (a)	(12)	(233,250)	Mar-15	(5,470)
Cotton Future - No. 2 (a)	(1)	(30,040)	Mar-15	1,227
Electrolytic Copper Future (a)	(1)	(158,587)	Mar-15	8,148
E-Mini S&P 500 Future	(19)	(1,962,985)	Dec-14	(96,101)
FTSE 100 Index Future (a)	(1)	(105,139)	Dec-14	(1,977)
Gasoline Future (a)	(1)	(76,759)	Jan-15	8,583
Gas Oil Future (a)	(1)	(65,425)	Jan-15	8,474
Silver Future (a)	(7)	(544,460)	Mar-15	27,775
Soybean Future - No. 2 Yellow (a)	(4)	(204,500)	Mar-15	2,464
Soybean Oil Future (a)	(4)	(77,784)	Mar-15	2,335
U.S. Treasury Long Bond Futures	(2)	(288,125)	Dec-14	(9,942)
WTI Crude Future (a)	(3)	(198,450)	Jan-15	31,954
Total Futures Contracts Sold		$(7,757,529)		$53,793
Total Net Future Contracts		$208,409,006		$718,873

(a) Contract held by Aurora Horizons Fund CFC Ltd.

Aurora Horizons Fund
Consolidated Schedule of Open Forward Currency Contracts
November 30, 2014 (Unaudited)

Purchase Contracts:
		Forward	Currency	U.S. $	Currency	U.S. $	Unrealized
	Notional	Expiration	to be	Value at	to be	Value on	Appreciation
Counterparty of contract	Amount	Date	Received	November 30, 2014	Delivered	Origination Date	(Depreciation)
Morgan Stanley & Co., Inc. (a)	3,294,565	12/19/2014	AUD	2,799,137	USD	2,939,453	(140,316)
U.S. Bank	751,000	12/17/2014	CAD	656,459	USD	677,978	(21,519)
Morgan Stanley & Co., Inc. (a)	1,608,453	12/19/2014	CAD	1,405,900	USD	1,426,024	(20,124)
U.S. Bank	290,000	12/17/2014	CHF	300,216	USD	306,450	(6,234)
Morgan Stanley & Co., Inc. (a)	1,269,822	12/19/2014	CHF	1,314,600	USD	1,319,095	(4,495)
U.S. Bank	3,792,000	12/17/2014	DKK	633,793	USD	649,265	(15,472)
U.S. Bank	1,497,056	12/10/2014	EUR	1,861,659	USD	1,912,938	(51,279)
U.S. Bank	755,000	12/17/2014	EUR	938,908	USD	940,325	(1,417)
Morgan Stanley & Co., Inc. (a)	3,644,383	12/19/2014	EUR	4,532,148	USD	4,618,502	(86,354)
U.S. Bank	73,116	12/10/2014	GBP	114,198	USD	117,753	(3,555)
U.S. Bank	331,500	12/17/2014	GBP	517,747	USD	538,010	(20,263)
Morgan Stanley & Co., Inc. (a)	2,550,829	12/19/2014	GBP	3,983,930	USD	4,082,789	(98,859)
Morgan Stanley & Co., Inc. (a)	402,191,100	12/19/2014	JPY	3,389,178	USD	3,645,739	(256,561)
Morgan Stanley & Co., Inc. (a)	15,665,250	12/19/2014	MXN	1,124,303	USD	1,178,543	(54,240)
Morgan Stanley & Co., Inc. (a)	1,011,746	12/19/2014	NZD	791,899	USD	794,486	(2,587)
U.S. Bank	5,300,000	12/17/2014	SEK	710,817	USD	724,650	(13,833)
TOTAL PURCHASE CONTRACTS							$(797,108)

Sale Contracts:
		Forward	Currency	U.S. $	Currency	U.S. $	Unrealized
	Notional	Expiration	to be	Value at	to be	Value on	Appreciation
Counterparty of contract	Amount	Date	Received	November 30, 2014	Delivered	Origination Date	(Depreciation)
U.S. Bank	518,446	12/10/2014	USD	(440,774)	AUD	(478,826)	38,052
Morgan Stanley & Co., Inc. (a)	3,683,565	12/19/2014	USD	(3,129,640)	AUD	(3,266,914)	137,274
U.S. Bank	751,000	12/17/2014	USD	(656,459)	CAD	(678,557)	22,098
Morgan Stanley & Co., Inc. (a)	3,308,453	12/19/2014	USD	(2,891,818)	CAD	(2,941,043)	49,225
U.S. Bank	966,064	12/10/2014	USD	(999,973)	CHF	(1,037,335)	37,362
U.S. Bank	290,000	12/17/2014	USD	(300,216)	CHF	(310,567)	10,351
Morgan Stanley & Co., Inc. (a)	3,100,822	12/19/2014	USD	(3,210,168)	CHF	(3,297,529)	87,361
U.S. Bank	3,792,000	12/17/2014	USD	(633,793)	DKK	(659,889)	26,096
U.S. Bank	1,497,056	12/10/2014	USD	(1,861,659)	EUR	(1,939,047)	77,388
U.S. Bank	2,035,500	12/17/2014	USD	(2,531,321)	EUR	(2,635,844)	104,523
Morgan Stanley & Co., Inc. (a)	4,437,383	12/19/2014	USD	(5,518,321)	EUR	(5,702,772)	184,451
U.S. Bank	73,116	12/10/2014	USD	(114,198)	GBP	(117,919)	3,721
U.S. Bank	356,500	12/17/2014	USD	(556,793)	GBP	(577,510)	20,717
Morgan Stanley & Co., Inc. (a)	3,181,829	12/19/2014	USD	(4,969,437)	GBP	(5,099,720)	130,283
U.S. Bank	19,374,000	12/17/2014	USD	(163,252)	JPY	(181,409)	18,157

Morgan Stanley & Co., Inc. (a)	376,899,100	12/19/2014	USD	(3,176,048)	JPY	(3,494,658)	318,610
Morgan Stanley & Co., Inc. (a)	18,686,250	12/19/2014	USD	(1,341,122)	MXN	(1,379,630)	38,508
Morgan Stanley & Co., Inc. (a)	1,576,746	12/19/2014	USD	(1,234,128)	NZD	(1,254,448)	20,320
U.S. Bank	5,300,000	12/17/2014	USD	(710,817)	SEK	(745,619)	34,802
TOTAL SALES CONTRACTS							$1,359,299
TOTAL NET FORWARD CONTRACTS							$562,191

(a) Contract held by Aurora Horizons Fund CFC Ltd.

Abbreviations:
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Peso
NZD = New Zealand Dollar
SEK = Swedish Krona

Aurora Horizons Fund
Consolidated Schedule of Total Return Swaps
November 30, 2014 (Unaudited)

The below are USD based swaps:
					U.S. $
	Pay/Receive		U.S. $		Unrealized
	Total Return on	Financing	Notional	Number of	Appreciation/
Reference Entity (a)	Reference Entity	Rate	Amount	Shares/Units	(Depreciation)
8x8, Inc.	Receive	0.250%	(170,382)	(21,900)	1,627
Abiomed, Inc.	Receive	0.990%	(159,840)	(4,500)	(46,710)
Accelerate Diagnostics, Inc.	Receive	22.530%	(141,540)	(7,000)	(5,208)
Accretive Health, Inc.	Receive	1.580%	(166,600)	(19,600)	(12,285)
Amira Nature Foods Ltd.	Receive	27.790%	(77,948)	(5,200)	(6,760)
Ani Pharmaceuticals, Inc.	Receive	0.513%	(175,857)	(3,250)	(74,595)
AT&T, Inc. (b)	Receive	0.189%	(445,540)	(12,593)	(6,749)
Beacon Roofing Supply, Inc.	Receive	0.250%	(135,400)	(5,000)	18,677
BioCryst Pharmaceuticals, Inc.	Receive	0.521%	(152,421)	(14,100)	27,914
BioDelivery Sciences International, Inc.	Receive	0.740%	(170,385)	(11,100)	(26,878)
Bio-Reference Laboratories, Inc.	Receive	1.960%	(141,500)	(5,000)	6,409
Boulder Brands, Inc.	Receive	0.250%	(86,400)	(8,000)	27,040
Cepheid, Inc.	Receive	0.250%	(170,748)	(3,100)	(22,375)
Constant Contact, Inc.	Receive	0.250%	(156,864)	(4,800)	(2,736)
Covance, Inc. (b)	Pay	0.505%	527,262	5,138	10,008
DIRECTV (b)	Pay	0.505%	994,807	11,342	10,495
Ebix, Inc.	Receive	8.291%	(153,995)	(9,500)	(15,154)
Exact Sciences Corp.	Receive	6.349%	(176,222)	(7,100)	(41,616)
iRobot Corp.	Receive	14.290%	(182,100)	(5,000)	3,577
Itron, Inc.	Receive	0.250%	(141,400)	(3,500)	(484)
Keryx Biopharmaceuticals	Receive	6.390%	(143,100)	(9,000)	8,217
KEYW Holding Corp.	Receive	7.086%	(131,796)	(12,192)	21,060
Laboratory Corporation of America Holdings (b)	Receive	0.195%	(144,403)	(1,380)	(6,065)
Lorillard, Inc. (b)	Pay	0.505%	567,944	8,995	23,396
MakeMyTrip Ltd.	Receive	0.987%	(180,749)	(6,150)	17,956
Miller Energy Resources, Inc.	Receive	3.590%	(11,600)	(5,000)	13,362
Mimedx Group, Inc.	Receive	1.989%	(173,642)	(15,700)	(63,815)
Mindray Medical International Ltd.	Receive	2.740%	(150,350)	(5,000)	5,601
Netgear, Inc.	Receive	0.250%	(173,600)	(5,000)	(3,168)
NewLink Genetics Corp.	Receive	4.026%	(136,710)	(3,500)	(43,785)
Noodles & Co.	Receive	6.226%	(161,568)	(6,600)	15,240
Novadaq Technologies, Inc.	Receive	0.740%	(129,150)	(9,000)	10,584
Omeros Corp.	Receive	5.840%	(156,310)	(7,000)	(57,220)
Opko Health, Inc.	Receive	5.840%	(169,276)	(20,200)	8,274
Orasure Technologies, Inc.	Receive	0.250%	(184,705)	(20,500)	4,903
Overstock.com, Inc.	Receive	0.989%	(169,048)	(6,800)	(45,872)
Potbelly Corp.	Receive	2.487%	(158,160)	(12,000)	(13,056)
Raptor Pharmaceuticals Corp.	Receive	2.025%	(135,642)	(14,100)	26,025
ResMed, Inc.	Receive	3.090%	(159,600)	(3,000)	(8,818)
Reynolds American, Inc. (b)	Receive	0.189%	(172,421)	(2,616)	(23,501)
Ruby Tuesday, Inc.	Receive	0.250%	(150,120)	(18,000)	(15,593)
Silicon Graphics International Corp.	Receive	0.250%	(144,150)	(15,000)	178
Sportsman's Warehouse Holdings	Receive	2.240%	(119,850)	(17,000)	(977)
Staar Surgical Co.	Receive	0.250%	(116,967)	(12,700)	81,538
Stamps.com, Inc.	Receive	0.250%	(178,794)	(3,784)	(51,034)
Synergy Resources Corp.	Receive	0.250%	(98,100)	(10,000)	29,096
Tangoe, Inc.	Receive	0.250%	(118,346)	(9,100)	18,131
Trex Company, Inc.	Receive	0.465%	(178,252)	(4,230)	(53,228)
Universal Display Corp.	Receive	1.640%	(124,830)	(4,500)	22,827
Voxeljet AG	Receive	22.274%	(108,000)	(10,000)	49,394
Total Net Total Return Swaps					$(186,153)

The below are EUR based swaps:

					U.S. $
	Pay/Receive		Euro €		Unrealized
	Total Return on	Financing	Notional	Number of	Appreciation/
Reference Entity (a)(b)	Reference Entity	Rate	Amount	Shares/Units	(Depreciation)
MSCI Pan-Euro	Receive	0.442%	(557,707)	(496)	33,597
Total Net Total Return Swaps					$33,597

(a)	Morgan Stanley is the counterparty for these open total return swaps.
(b)	Reset monthly based on the terms of the contract.

Aurora Horizons Fund
Schedule of Credit Default Swaps
November 30, 2014 (Unaudited)

The below are USD based swaps:
					U.S. $
			U.S. $	U.S. $	Unrealized
	Expiration	Interest Rate	Notional	Premium	Appreciation
Reference Entity (a)	Date	Received (Paid)	Amount	Paid/(Received)	(Depreciation)
Buy Protection
Avon Products, Inc.	12/20/2019	(1.000)%	431,000	55,883	8,043
6.500%, 03/01/2019
Campbell Soup Co.	12/20/2019	(1.000)%	946,000	(17,357)	(3,783)
3.050%, 07/15/2017
Coco-Cola Refreshments USA, Inc.	12/20/2019	(1.000)%	473,000	(16,673)	(802)
7.125%, 08/01/2017
Darden Restaurants, Inc.	12/20/2019	(1.000)%	473,000	25,664	(9,225)
6.000%, 08/15/2035
The Hershey Co.	3/20/2019	(1.000)%	350,000	(9,647)	(937)
4.850%, 08/15/2015
Hertz Corp.	12/20/2019	(5.000)%	222,000	(13,271)	(1,355)
7.500%, 10/15/2018
Valero Energy Corp.	12/20/2019	(1.000)%	902,000	11,895	(14,883)
8.750%, 06/15/2030
Total Buy Protection			$3,797,000	$36,494	$(22,942)

Sell Protection
Advanced Micro Devices, Inc.	12/20/2018	5.000%	(800,000)	13,175	(33,653)
7.750%, 08/01/2020
Advanced Micro Devices, Inc.	9/20/2019	5.000%	(122,000)	8,001	(15,545)
7.750%, 08/01/2020
Clear Channel Communications, Inc.	12/20/2015	5.000%	(1,256,000)	(3,108)	(24,445)
6.875%, 06/15/2018
Devon Energy Corp.	12/20/2019	1.000%	(902,000)	(3,425)	4,363
7.950%, 04/15/2032
Ford Motor Co.	12/20/2019	5.000%	(676,000)	121,304	12,388
6.500%, 08/01/2018
Gannett Co., Inc.	9/20/2019	5.000%	(573,000)	76,279	(3,858)
5.125%, 10/15/2019
International Lease Finance Corp.	9/20/2019	5.000%	(192,000)	26,518	(1,737)
8.250%, 12/15/2020
Transocean, Inc.	9/20/2019	1.000%	(236,000)	(8,658)	(28,786)
7.375%, 04/15/2018
TRW Automotive, Inc.	9/20/2019	1.000%	(489,000)	(1,101)	6,408
7.250%, 03/15/2017
Total Sell Protection			$(5,246,000)	$228,985	$(84,865)

The below are EUR based swaps:
					U.S. $
			Euro €	U.S. $	Unrealized
	Expiration	Interest Rate	Notional	Premium	Appreciation
Reference Entity (a)	Date	Received (Paid)	Amount	Paid/(Received)	(Depreciation)
Sell Protection
Alcatel-Lucent	6/20/2019	5.000%	(1,043,000)	114,431	5,999
8.500%, 01/15/2016
New Look Bondco I PLC	6/20/2019	5.000%	(954,000)	119,479	5,510
8.750%, 05/14/2018
Wind Acquisition Finance S.A.	3/20/2019	5.000%	(336,000)	38,269	(11,443)
11.750%, 07/15/2017
Wind Acquisition Finance S.A.	6/20/2019	5.000%	(605,000)	68,153	(22,522)
11.750%, 07/15/2017
Total Sell Protection			€ (1,895,000)	$340,332	$(22,456)

(a)	Morgan Stanley is the counterparty for these open credit default swaps.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$201,905,425
Gross unrealized appreciation on futures	931,729
Gross unrealized appreciation on forwards	1,359,299
Gross unrealized appreciation on swaps	537,837
Gross unrealized appreciation on investments	15,005,494
Gross unrealized appreciation on short positions	973,786
Gross unrealized appreciation on options	1,343,834
Gross unrealized depreciation on futures	(212,856)
Gross unrealized depreciation on forwards	(797,108)
Gross unrealized depreciation on swaps	(820,656)
Gross unrealized depreciation on investments	(6,106,067)
Gross unrealized depreciation on short positions	(1,769,117)
Gross unrealized depreciation on options	(2,666,265)
Net unrealized appreciation	$7,779,910

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Aurora Horizons Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is that it seeks to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on March 27, 2013.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close on such exchange or board of trade. Swap agreements are priced by an approved independent pricing service. Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;
trading activity and prices of similar securities or financial instruments.

GAAP requires enhanced disclosures about the Fund's derivative activities, including how such activities are accounted for and their effect on the Fund's financial position and results of operations. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to hedge against changes in the value of equities.
The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities.
The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the
Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the
Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period in the event the option is exercised. When the
Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

The Fund may enter into futures contracts traded on domestic or international exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.
As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns
(or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.
The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.

Over-the-counter financial derivative instruments, such as foreign currency contracts or swaps agreements, derive their value from underlying price indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a Pricing Service. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, fair value measured by the difference between the forward exchange rates at the dates of the entry into the contracts and the forward rates at the reporting date.

The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.
Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the
Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities investment sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the this schedule of investments.
The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.

This schedule of investments include the accounts of Aurora Horizons Fund CFC LTD (the “Subsidiary”), a wholly-owned and controlled subsidiary of Aurora Horizons Fund.
Aurora Horizons Fund may invest up to 25% of its total assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments and other investments consistent with Aurora Horizons Fund’s investment objectives and policies. As of November 30, 2014, the Subsidiary’s net assets were
$16,197,751, which represented approximately 7.90% of Aurora Horizons Fund’s net assets. The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains will be included each year in Aurora Horizons Fund’s investment company taxable income.

(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at November 30, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (1)	$135,618,054	$-	$-	$135,618,054
Real Estate Investment Trusts	65,162	-	-	65,162
Corporate Bonds (1)	-	19,367,986	-	19,367,986
Municipal Bonds (1)	-	6,236,755	-	6,236,755
Bank Loans (1)	-	1,773,189	-	1,773,189
Investment Companies	588,862	-	-	588,862
Purchased Options (3)	1,038,811	538,575		1,577,386
Short-Term Investments	44,633,865	-	-	44,633,865
Total Assets	$181,944,754	$27,916,505	$-	$209,861,259

Liabilities
Securities Sold Short
Common Stock (1)	$22,463,985	$-	$-	$22,463,985
Corporate Bonds (1)	-	123,117	-	123,117
Exchange Traded Funds	20,024,449	-	-	20,024,449
US Government Notes/Bonds	-	8,973,389	-	8,973,389
	$42,488,434	$9,096,506	$-	$51,584,940

Options Written (3)	2,021,020	186,388	-	2,207,408
Total Derivative	$44,509,454	$9,282,894	$-	$53,792,348

Other Financial Instruments (2)
Forwards	$-	$562,191	$-	$562,191
Futures	718,873	-	-	718,873
Swaps	-	(282,819)	-	(282,819)
Total Other Financial Insruments	$718,873	$279,372	$-	$998,245

(1) See the Consolidated Schedule of Investments for industry/geographic classifications.
(2) Reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund held no Level 3 securities during the period ended November 30, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2014 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

It is the Fund's policy to record transfers between levels at the end of the reporting period.

Transfers as of November 30, 2014 are smmarized in the table below:

Transfers into Level 1	$197,831
Transfers out of Level 1	(30,490)
Net Transfers in and/or out of Level 1	$167,341

Transfers into Level 2	$30,490
Transfers out of Level 2	(197,831)
Net transfers in and/or out of Level 2	$(167,341)

(3) Options are valued at the composite price which looks at the last trades on the exchanges where each option is traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where each option is traded.
Options are classified as Level 1 when composite pricing is based on the last trade and are classified as Level 2 when based on the mean price. The transfers in and out of Level 1 and 2 are a result of the different pricing methodologies.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$1,577,386	Written options, at value	$2,207,408
Equity - Futures	Net assets- Unrealized appreciation*	353,254	Net assets- Unrealized depreciation*	98,078
Equity - Swaps	Appreciation on open swap contracts	495,126	Depreciation on open swap contracts	647,682
Commodity Contracts - Futures	Net assets- Unrealized appreciation*	256,699	Net assets- Unrealized depreciation*	26,961
Interest Rate Contracts - Futures	Net assets- Unrealized appreciation*	321,776	Net assets- Unrealized depreciation*	87,817
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation on forward currency exchange contracts	1,359,299	Depreciation on forward currency exchange contracts	797,108
Credit Contracts - Swaps	Appreciation on open swap contracts	42,711	Depreciation on open swap contracts	172,974

Total		$4,406,251		$4,038,028

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2014 through November 30, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Foreign Exchange Contracts	$-	$-	$-	$-	$643,857	$643,857
Equity Contracts	(1,073,231)	663,764	(876,865)	(305,295)	-	(1,591,627)
Credit Contracts	-	-	-	26,840	-	26,840
Commodity Contracts	-	-	83,060	-	-	83,060
Interest Rate Contracts	-	-	698,314	-	-	698,314
Total	$(1,073,231)	$663,764	$(95,491)	$(278,455)	$643,857	$(139,556)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Foreign Exchange Contracts	$-	$-	$-	$-	$490,434	$490,434
Equity Contracts	(717,933)	(569,177)	979,856	102,769	-	(204,485)
Credit Contracts	-	-	-	(184,860)	-	(184,860)
Commodity Contracts	-	-	171,586	-	-	171,586
Interest Rate Contracts	-	-	160,510	-	-	160,510
Total	$(717,933)	$(569,177)	$1,311,952	$(82,091)	$490,434	$433,185

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date     January 19, 2015

* Print the name and title of each signing officer under his or her signature.